Marketable Securities: (Details Text) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	45 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 75,576	$ 0	$ 75,576	$ 0	$ 433,973	$ 509,549
Marketable securities cost basis	$ 423,690		$ 423,690		$ 511,766	$ 423,690